Risk management_Credit risk exposure by geographical areas (Details)		Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 277,720,003,000,000	[1]	$ 249,793,131,000	₩ 0
Securities at amortized cost		17,702,129,000,000	[1]	15,922,044,000	0
Loans and receivables		0		0	267,106,204,000,000
Financial assets at FVTPL (IAS 39)		0			5,795,774,000,000
Financial assets at FVTPL (IFRS 9)		4,746,950,000,000			0
AFS debt securities					13,229,244,000,000
Financial assets at FVTOCI		13,738,829,000,000	[2]		0
HTM securities		0		0	16,749,296,000,000
Derivative assets for hedging		12,395,000,000		$ 11,149,000	59,272,000,000
Off balance sheet item
Off balance sheet items		110,623,579,000,000			93,620,040,000,000
Total		424,543,885,000,000			396,559,830,000,000
Korea
Categories of financial assets
Loans and other financial assets at amortized cost		258,023,468,000,000
Securities at amortized cost		17,531,402,000,000
Loans and receivables					250,678,479,000,000
Financial assets at FVTPL (IAS 39)					5,551,870,000,000
Financial assets at FVTPL (IFRS 9)		4,493,256,000,000
AFS debt securities					12,407,602,000,000
Financial assets at FVTOCI		12,749,695,000,000
HTM securities					16,606,692,000,000
Derivative assets for hedging		7,450,000,000			16,590,000,000
Off balance sheet item
Off balance sheet items		108,052,029,000,000			91,603,852,000,000
Total		400,857,300,000,000			376,865,085,000,000
China
Categories of financial assets
Loans and other financial assets at amortized cost		4,589,930,000,000
Securities at amortized cost		0
Loans and receivables					4,104,912,000,000
Financial assets at FVTPL (IAS 39)					2,937,000,000
Financial assets at FVTPL (IFRS 9)		6,077,000,000
AFS debt securities					52,259,000,000
Financial assets at FVTOCI		50,874,000,000
HTM securities					0
Derivative assets for hedging		0			0
Off balance sheet item
Off balance sheet items		928,841,000,000			529,193,000,000
Total		5,575,722,000,000			4,689,301,000,000
USA
Categories of financial assets
Loans and other financial assets at amortized cost		4,514,541,000,000
Securities at amortized cost		64,856,000,000
Loans and receivables					2,823,247,000,000
Financial assets at FVTPL (IAS 39)					0
Financial assets at FVTPL (IFRS 9)		0
AFS debt securities					151,131,000,000
Financial assets at FVTOCI		43,352,000,000
HTM securities					63,732,000,000
Derivative assets for hedging		0			0
Off balance sheet item
Off balance sheet items		175,050,000,000			172,570,000,000
Total		4,797,799,000,000			3,210,680,000,000
UK
Categories of financial assets
Loans and other financial assets at amortized cost		1,268,461,000,000
Securities at amortized cost		0
Loans and receivables					1,094,988,000,000
Financial assets at FVTPL (IAS 39)					148,955,000,000
Financial assets at FVTPL (IFRS 9)		147,242,000,000
AFS debt securities					0
Financial assets at FVTOCI		78,485,000,000
HTM securities					0
Derivative assets for hedging		4,945,000,000			42,682,000,000
Off balance sheet item
Off balance sheet items		70,503,000,000			66,974,000,000
Total		1,569,636,000,000			1,353,599,000,000
Japan
Categories of financial assets
Loans and other financial assets at amortized cost		400,907,000,000
Securities at amortized cost		0
Loans and receivables					381,890,000,000
Financial assets at FVTPL (IAS 39)					0
Financial assets at FVTPL (IFRS 9)		0
AFS debt securities					0
Financial assets at FVTOCI		2,274,000,000
HTM securities					0
Derivative assets for hedging		0			0
Off balance sheet item
Off balance sheet items		31,216,000,000			25,039,000,000
Total		434,397,000,000			406,929,000,000
Others
Categories of financial assets
Loans and other financial assets at amortized cost	[3]	8,922,696,000,000
Securities at amortized cost	[3]	105,871,000,000
Loans and receivables	[3]				8,022,688,000,000
Financial assets at FVTPL (IAS 39)	[3]				92,012,000,000
Financial assets at FVTPL (IFRS 9)	[3]	100,375,000,000
AFS debt securities	[3]				618,252,000,000
Financial assets at FVTOCI	[3]	814,149,000,000
HTM securities	[3]				78,872,000,000
Derivative assets for hedging		0			0
Off balance sheet item
Off balance sheet items	[3]	1,365,940,000,000			1,222,412,000,000
Total	[3]	₩ 11,309,031,000,000			₩ 10,034,236,000,000

[1]	The consolidated interim statements of financial position as of June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated accordance with IFRS 9.
[2]	Financial assets at FVTOCI have not been disclosed as the amount before deducting provisions because the carrying amount does not decrease.
[3]	Others consist of financial assets in Indonesia, Hong Kong, Singapore, and other countries.